[PROVIDENT
INSTITUTIONAL
FUNDS LOGO]
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876


G. Willing Pepper
Chairman                  TRUST FOR FEDERAL SECURITIES

                                                               December 10, 1997

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Trust for Federal Securities for the year ended October 31, 1997.

     The report of our investment Adviser contains interesting commentary on the economy and on their investment strategy.

     Provident Institutional Funds remains committed to providing its shareholders with quality service, liquidity, competitive returns and stability of principal.

     Please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 for information on a variety of taxable and tax-exempt Money Market Funds offered by Provident Institutional Funds.

     We welcome the opportunity to service your investment needs.

                                         Sincerely,

                                         [G. WILLING PEPPER SIGNATURE]
                                         G. Willing Pepper
                                         Chairman

                          TRUST FOR FEDERAL SECURITIES

                       ANNUAL INVESTMENT ADVISER'S REPORT

     In leaving short-term interest rates unchanged over the past few quarters, Federal Reserve officials relied on a belief that economic growth would slow substantially from its strong first quarter pace. By mid-spring, however, there was persistent evidence of continued strength in U.S. productivity and employment. Economic reports, as evidenced by the drop in the unemployment rate to 4.8%, showed no letup in the gradual tightening of the U.S. labor market. The production side of the economy also sustained its momentum as the National Association of Purchasing Managers survey reached its highest level since April 1995. Consumer spending, however, appeared to remain subdued as motor vehicle and chain store sales slipped to levels below their first quarter averages. On the inflation front, the news remained excellent as core producer prices were virtually unchanged over the past year. In response to the good news on inflation, the Fed demonstrated a clear preference for patience in responding to the economy's strength, continuing to believe instead that growth would slow to a pace that would nullify the need for further monetary tightening. The reaction in the marketplace to the Fed's decision to keep short-term interest rates unchanged was one of caution as investors were skeptical about the outlook for an economic slowdown. In early autumn, the release of economic data that showed growth was still quite strong, led to a growing "hawkish" sentiment towards further monetary tightening. However, the Fed opted not to tighten monetary policy at its September meeting and the advent of the Asian crisis in late October made it very unlikely that the Fed would consider doing so anytime in the near future.

     Over the past two quarters most short-term interest rates moved broadly lower despite the fact that the Federal Reserve did not change monetary policy. The only non-participating sector was the short-term U.S. Treasury market where three-month bill yields traded below overnight rates for the entire year to date. This situation tended to bias Treasury Trust Fund, which holds no repos, toward the shorter end of the yield curve, as there was very little incentive to extend. The other three portfolios, T-Fund, FedFund, and Federal Trust Fund, were better able to participate in periodically higher rates available through investments in longer-dated treasury and agency obligations. Even though the treasury and agency money market curves flattened throughout the year, there were ample opportunities to selectively purchase longer maturities at substantial premiums to overnight rates. Federal Trust Fund and Treasury Trust Fund retained their AAA Standard & Poor's ratings, while T-Fund remained AAA-rated by both Standard & Poor's and Moody's.

     As always, we look forward to the opportunity to provide you with high quality liquidity products that emphasize safety of principal and competitive market rates of return.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1997
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--50.8%
  Federal Farm Credit Bank Bonds
    5.51%............. 01/02/98   $ 30,000   $   29,991,144
                                             --------------
  Federal Home Loan Bank Bonds
    5.42.............. 12/02/97     15,000       14,998,805
    5.73.............. 01/27/98      8,550        8,551,562
    5.96.............. 06/09/98     20,000       20,006,368
    5.78.............. 07/07/98     10,000        9,992,526
    5.725............. 09/08/98     13,335       13,323,874
                                             --------------
                                                 66,873,135
                                             --------------
  Federal Home Loan Bank Discount Notes
    5.34.............. 03/12/98      8,000        7,844,547
                                             --------------
  Federal Home Loan Mortgage Corporation Discount Notes
    5.65.............. 11/03/97    100,000       99,968,612
                                             --------------
  Federal National Mortgage Association Bonds
    5.71.............. 03/18/98     35,125       35,117,730
    5.79.............. 03/25/98     16,020       16,026,650
    6.00.............. 04/17/98     25,000       24,984,808
    5.84.............. 06/10/98     25,000       25,001,789
    5.84.............. 06/18/98     14,000       13,997,150
    5.63.............. 08/15/98     15,000       14,974,123
                                             --------------
                                                130,102,250
                                             --------------
  Federal National Mortgage Association Discount Notes
    5.35.............. 12/24/97     25,000       24,803,090
                                             --------------
  Federal National Mortgage Association Variable Rate
    Notes+
    5.5275............ 11/03/97     40,000       39,997,608
    5.29.............. 11/04/97     58,000       58,000,000
    5.5275............ 11/13/97     20,000       19,996,695
                                             --------------
                                                117,994,303
                                             --------------
  Student Loan Marketing Association Medium Term Notes
    5.44.............. 12/19/97     10,000        9,997,945
    6.25.............. 06/30/98      6,000        6,019,844
    5.63.............. 08/06/98     20,000       19,997,620
    5.775............. 09/09/98     10,000        9,997,134
    5.79.............. 09/16/98      5,000        5,002,065
                                             --------------
                                                 51,014,608
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Student Loan Marketing Association Variable Rate Notes+
    5.27%............. 11/04/97   $ 47,850   $   47,849,736
    5.29.............. 11/04/97     48,545       48,523,401
    5.30.............. 11/04/97     10,000       10,000,000
    5.31.............. 11/04/97     20,000       20,002,171
    5.45.............. 11/04/97      4,475        4,474,876
    5.60.............. 11/04/97     20,000       19,992,346
                                             --------------
                                                150,842,530
                                             --------------
      Total...............................      679,434,219
                                             --------------
REPURCHASE AGREEMENTS--49.2%
  First (The)Boston Corporation
    5.54.............. 12/16/97     75,000       75,000,000
    (Agreement dated 09/17/97
      to be repurchased at
      $76,038,750,
      collateralized by
      $103,375,183 Federal Home
      Loan Mortgage Corporation
      Notes and Federal
      National Mortgage
      Association Bonds 6.07%
      to 7.38% due from
      08/01/26 to 07/01/36. The
      market value is
      $102,312,647.)
  Goldman Sachs & Co.
    5.68.............. 11/03/97     50,000       50,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $50,023,667,
      collateralized by
      $51,317,789 Federal Home
      Loan Mortgage Corporation
      Notes and Federal
      National Mortgage
      Association Notes 5.8125%
      to 7.50% due from
      01/15/05 to 11/15/25. The
      market value is
      $51,500,000.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Greenwich Capital Markets, Inc.
    5.74%............. 11/03/97   $200,000   $  200,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $200,095,667,
      collateralized by
      $207,493,000 Federal Farm
      Credit Bank Discount
      Notes, Federal Home Loan
      Bank Notes, Tennessee
      Valley Authority Discount
      Notes and U.S. Treasury
      Bills and Inflation
      Indexed Securities 3.625%
      to 6.22% due from
      11/13/97 to 10/15/98. The
      market value is
      $205,011,901.)
  Morgan Stanley & Co.
    5.75.............. 11/03/97    100,000      100,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $100,047,917,
      collateralized by
      $100,234,000 Federal Home
      Loan Mortgage Corporation
      Bonds, Resolution Funding
      Corporation Notes,
      Student Loan Marketing
      Association Notes and
      U.S. Treasury Notes
      5.625% to 9.15% due from
      11/30/98 to 07/15/20. The
      market value is
      $103,931,706.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  PaineWebber Incorporated
    5.73%............. 11/03/97   $102,100   $  102,100,000
    (Agreement dated 10/31/97
      to be repurchased at
      $102,148,753,
      collateralized by
      $108,140,000 Federal
      National Mortgage
      Association Bonds and
      Discount Notes 0.0% to
      7.11% due from 01/30/98
      to 09/18/07. The market
      value is $105,164,111.)
  Swiss Bank Corp.
    5.50.............. 11/03/97     70,000       70,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $70,032,083,
      collateralized by
      $47,304,385 U.S. Treasury
      Bonds and Notes 6.375% to
      11.25% due from 03/31/01
      to 02/15/15. The market
      value is $71,407,842.)
    5.62.............. 11/03/97     60,000       60,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $60,028,100,
      collateralized by
      $40,546,615 U.S. Treasury
      Bonds and Notes 6.375% to
      11.25% due from 03/31/01
      to 02/15/15. The market
      value is $61,206,721.)
                                             --------------
        Total.............................      657,100,000
                                             --------------

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,336,534,219*).......     100.0%   $1,336,534,219
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.0          638,568
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,221,129,585 FedFund and
  116,348,375 FedFund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%   $1,337,172,787
                                    ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,337,172,787 [divided by] 1,337,477,960)........ $1.00
                                                      =====

---------------
* Also cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of October 31, 1997, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.


                               FEDFUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                October 31, 1997
                                  (Unaudited)

      MATURITY
       PERIOD             PAR          PERCENTAGE
    -------------     ------------     ----------
       1- 30 Days     $950,970,000        71.1%
      31- 60 Days      125,000,000         9.4
      61- 90 Days       38,550,000         2.9
     121-150 Days       59,145,000         4.4
    Over 150 Days      163,335,000        12.2

          Average Weighted Maturity--45 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1997
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--26.0%
  U.S. Treasury Notes
    7.375%............ 11/15/97   $ 50,000   $   50,028,632
    5.375............. 11/30/97    109,000      108,970,448
    6.00.............. 11/30/97      3,000        3,001,160
    5.00.............. 01/31/98     38,000       37,937,244
    7.25.............. 02/15/98      8,000        8,036,984
    5.125............. 02/28/98    131,000      130,765,346
    7.875............. 04/15/98      8,500        8,584,148
    5.125............. 04/30/98     40,000       39,914,557
    5.875............. 04/30/98     55,000       55,081,589
    6.125............. 05/15/98     20,000       20,061,681
    5.375............. 05/31/98     19,000       18,979,038
    6.00.............. 05/31/98     20,000       20,039,273
    6.25.............. 06/30/98     39,000       39,152,307
    8.25.............. 07/15/98     15,000       15,247,895
    6.25.............. 07/31/98     38,000       38,185,998
                                             --------------
      Total...............................      593,986,300
                                             --------------
REPURCHASE AGREEMENTS--73.9%
  Aubrey G. Lanston & Co., Inc.
    5.67.............. 11/03/97     80,000       80,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $80,037,800,
      collateralized by
      $79,033,000 U.S. Treasury
      Notes 6.875% due
      08/31/99. The market
      value is $81,609,476.)
  Barclay De Zoet Wedd Securities, Inc.
    5.40.............. 11/03/97     70,000       70,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $70,031,500,
      collateralized by
      $45,680,000 U.S. Treasury
      Bonds 11.25% due
      02/15/15. The market
      value is $71,406,976.)
  Donaldson, Lufkin & Jenrette Securities Corp.
    5.48.............. 12/11/97     60,000       60,000,000
    (Agreement dated 09/15/97
      to be repurchased at
      $60,794,600,
      collateralized by
      $59,220,000 U.S. Treasury
      Bonds 6.875% due
      08/15/25. The market
      value is $61,458,516.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  First (The) Boston Corp.
    5.50%............. 11/24/97   $ 60,000   $   60,000,000
    (Agreement dated 09/24/97
      to be repurchased at
      $60,559,167,
      collateralized by
      $146,980,000, U.S.
      Treasury STRIPS due from
      05/15/09 to 05/15/14. The
      market value is
      $61,417,730.)
    5.48.............. 12/03/97     50,000       50,000,000
    (Agreement dated 09/04/97
      to be repurchased at
      $50,685,000,
      collateralized by
      $40,680,000 U.S. Treasury
      Bonds 10.375% due
      11/15/09. The market
      value is $51,203,916.)
    5.48.............. 12/10/97     50,000       50,000,000
    (Agreement dated 09/11/97
      to be repurchased at
      $50,685,000,
      collateralized by
      $40,100,000 U.S. Treasury
      Bonds 10.75% due
      08/15/05. The market
      value is $51,299,930.)
    5.58.............. 01/09/98     50,000       50,000,000
    (Agreement dated 10/22/97
      to be repurchased at
      $50,612,250,
      collateralized by
      $36,900,000 U.S. Treasury
      Bonds 10.375% to 12.50%
      due from 11/15/09 to
      08/15/14. The market
      value is $51,162,470.)
  Goldman Sachs & Co.
    5.70.............. 11/03/97    100,000      100,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $100,047,500,
      collateralized by
      $100,720,370 U.S.
      Treasury Notes 5.875% to
      6.00% due from 08/15/00
      to 09/30/02. The market
      value is $102,000,357.)
    5.48.............. 12/16/97     60,000       60,000,000
    (Agreement dated 09/17/97
      to be repurchased at
      $60,822,000,
      collateralized by
      $60,432,222 U.S. Treasury
      Notes 5.875% to 6.00% due
      from 08/15/00 to
      09/30/02. The market
      value is $61,200,215.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
    5.48%............. 12/22/97   $ 50,000   $   50,000,000
    (Agreement dated 09/23/97
      to be repurchased at
      $50,685,000,
      collateralized by
      $50,360,186 U.S. Treasury
      Notes 5.875% to 6.00% due
      from 08/15/00 to
      09/30/02. The market
      value is $51,000,179.)
    5.51.............. 12/22/97     60,000       60,000,000
    (Agreement dated 10/21/97
      to be repurchased at
      $60,569,367,
      collateralized by
      $60,432,222 U.S. Treasury
      Notes 5.875% to 6.00% due
      from 08/15/00 to
      09/30/02. The market
      value is $61,200,215.)
  Greenwich Capital Markets, Inc.
    5.68.............. 11/03/97    200,000      200,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $200,094,667,
      collateralized by
      $377,362,000 U.S.
      Treasury STRIPS due from
      05/15/02 to 11/15/19. The
      market value is
      $204,001,068.)
  Hong Kong Shanghai Bank Securities, Inc.
    5.625............. 11/03/97     60,000       60,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $60,028,125,
      collateralized by
      $41,178,000 U.S. Treasury
      Bonds 10.625% due
      08/15/15. The market
      value is $61,581,699.)
  Lehman Government Securities, Inc.
    5.65.............. 11/03/97    100,000      100,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $100,047,083,
      collateralized by
      $83,444,000 U.S. Treasury
      Bonds and Notes 6.00% to
      10.75% due from 12/31/97
      to 05/15/17. The market
      value is $102,003,752.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Merrill Lynch & Co., Inc.
    5.68%............. 11/03/97   $ 80,000   $   80,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $80,037,867,
      collateralized by
      $232,641,000 U.S.
      Treasury Notes and STRIPS
      5.875% to 12.00% due from
      07/31/99 to 02/15/25. The
      market value is
      $81,602,346.)
  Morgan Stanley & Co.
    5.70.............. 11/03/97    300,200      300,200,000
    (Agreement dated 10/31/97
      to be repurchased at
      $300,342,595,
      collateralized by
      $313,838,617 U.S.
      Treasury Bonds, CUBES,
      Notes and STRIPS 5.875%
      to 9.25% due from
      11/15/97 to 05/15/23. The
      market value is
      $306,623,000.)
    5.48.............. 12/18/97     75,000       75,000,000
    (Agreement dated 09/22/97
      to be repurchased at
      $75,993,250,
      collateralized by
      $78,407,383 U.S. Treasury
      Bonds, CUBES, Notes and
      STRIPS 5.875% to 9.25%
      due from 11/15/97 to
      05/15/23. The market
      value is $76,604,680.)
  Swiss Bank Corp.
    5.52.............. 01/07/98    100,000      100,000,000
    (Agreement dated 10/10/97
      to be repurchased at
      $101,364,667,
      collateralized by
      $93,236,000 U.S. Treasury
      Bonds 6.25% to 8.50% due
      from 02/15/20 to
      08/15/26. The market
      value is $105,252,572.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  UBS Securities Inc.
    5.63%............. 11/03/97   $ 80,000   $   80,000,000
    (Agreement dated 10/31/97
      to be repurchased at
      $80,037,533,
      collateralized by
      $78,087,000 U.S. Treasury
      Notes 6.625% to 6.75% due
      from 05/31/99 to
      07/31/01. The market
      value is $81,390,915.)
                                             --------------
        Total.............................    1,685,200,000
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,279,186,300*).......      99.9%    2,279,186,300
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.1        2,237,568
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,765,387,510 T-Fund and
  516,101,844 T-Fund Dollar
  Shares of beneficial interest
  outstanding.)................     100.0%   $2,281,423,868
                                    ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($2,281,423,868
  [divided by] 2,281,489,354)......................   $1.00
                                                      =====
---------------
* Cost for federal income tax purposes is $2,279,199,772.
--------------------------------------------------------

                  T-FUND PORTFOLIO
           Maturity Schedule of Portfolio
                  October 31, 1997
                     (Unaudited)

       MATURITY
        PERIOD             PAR           PERCENTAGE
    --------------    --------------     ----------
        1- 30 Days    $1,292,200,000        56.7%
       31- 60 Days       405,000,000        17.8
       61- 90 Days       150,000,000         6.6
       91-120 Days       177,000,000         7.8
     Over 150 Days       254,500,000        11.1

           Average Weighted Maturity--49 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1997
--------------------------------------------------------------------------------

                                     PAR
                      MATURITY      (000)         VALUE
                      --------     -------     ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
OBLIGATIONS--100.3%
  Federal Farm Credit Bank Discount Notes
    5.47%............ 11/06/97      $12,600    $ 12,590,427
    5.37............. 11/17/97       10,000       9,976,133
    5.42............. 11/21/97        5,000       4,984,944
    5.42............. 11/24/97        6,000       5,979,223
    5.38............. 11/25/97       10,000       9,964,133
    5.40............. 12/01/97       12,000      11,946,000
    5.45............. 12/05/97       11,259      11,201,047
    5.39............. 12/08/97       10,000       9,944,603
                                               ------------
                                                 76,586,510
                                               ------------
  Federal Home Loan Bank Bonds
    6.16............. 11/18/97          500         500,096
                                               ------------
  Federal Home Loan Bank Discount Notes
    5.38............. 11/04/97       10,000       9,995,517
    5.39............. 11/05/97        5,495       5,491,709
    5.40............. 11/05/97        2,720       2,718,368
    5.46............. 11/05/97        9,505       9,499,234
    5.39............. 11/07/97       15,000      14,986,525
    5.41............. 11/12/97          285         284,529
    5.38............. 11/14/97          825         823,397
    5.44............. 11/28/97        3,215       3,201,883
    5.39............. 12/10/97       10,000       9,941,608
    5.45............. 12/19/97       15,000      14,891,000
    5.40............. 03/04/98          805         790,148
                                               ------------
                                                 72,623,918
                                               ------------
  Federal Home Loan Bank Variable Rate Notes+
    5.50............. 11/04/97        9,250       9,250,000
                                               ------------
  Student Loan Marketing Association Discount Notes
    5.50............. 11/07/97        6,908       6,901,668
                                               ------------
  Student Loan Marketing Association Variable Rate Notes+
    5.27............. 11/04/97        5,000       4,999,942
    5.30............. 11/04/97       30,000      30,000,000
    5.335............ 11/04/97        1,000         998,549
    5.45............. 11/04/97       12,000      12,000,000
                                               ------------
                                                 47,998,491
                                               ------------
  Tennessee Valley Authority Discount Notes
    5.36%............ 11/07/97      $10,000    $  9,991,067
    5.37............. 11/12/97       15,000      14,975,388
    5.36............. 11/14/97       15,000      14,970,967
    5.39............. 11/20/97       15,000      14,957,329
                                               ------------
                                                 54,894,751
                                               ------------

                                     PAR
                      MATURITY      (000)         VALUE
                      --------     -------     ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $268,755,434*)........       100.3%     268,755,434
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................        (0.3)        (763,107)
                                     ------    ------------
NET ASSETS (equivalent to
  $1.00 per share based on
  229,497,843 Federal Trust
  and 38,705,688 Federal Trust
  Dollar Shares of beneficial
  interest outstanding).......       100.0%    $267,992,327
                                     ======    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($267,992,327 [divided by] 268,203,531)..........   $1.00
                                                      =====
---------------

* Also cost for federal income tax purposes.
+ Variable Rate Obligations--the rate shown is the rate as of October 31, 1997, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

              FEDERAL TRUST FUND PORTFOLIO
             Maturity Schedule of Portfolio
                    October 31, 1997
                      (Unaudited)

      MATURITY
       PERIOD            PAR          PERCENTAGE
    ------------     ------------     ----------
       1- 30 Days    $210,303,000         78.1%
      31- 60 Days      58,259,000         21.6
     121-150 Days         805,000          0.3

                   Average Weighted Maturity--17 Days

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1997
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--98.5%
  U.S. Treasury Bills
    4.50%............. 11/06/97   $ 22,760   $   22,745,775
    4.80.............. 11/13/97      5,400        5,391,360
    4.84.............. 11/13/97      3,500        3,494,353
    4.88.............. 11/13/97     20,100       20,067,304
    5.115............. 11/13/97        640          638,909
    5.015............. 01/02/98      2,000        1,982,725
                                             --------------
                                                 54,320,426
                                             --------------
  U.S. Treasury Notes
    7.375............. 11/15/97    140,000      140,078,130
    8.875............. 11/15/97     40,000       40,048,355
    5.375............. 11/30/97    472,189      472,160,953
    5.25.............. 12/31/97     50,000       49,992,316
    5.00.............. 01/31/98    120,000      119,886,403
    7.25.............. 02/15/98    125,000      125,588,786
    5.125............. 02/28/98     99,000       98,869,276
                                             --------------
                                              1,046,624,219
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,100,944,645*)............  98.5%    1,100,944,645
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................    1.5       17,109,700
                                   ------   --------------

NET ASSETS (equivalent to $1.00
  per share based on 786,756,944
  Treasury Trust and 331,539,471
  Treasury Trust Dollar Shares of
  beneficial interest
  outstanding).................... 100.0%   $1,118,054,345
                                   ======   ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,118,054,345 [divided by]
  1,118,296,415)..................                   $1.00
                                                     =====

---------------
* Cost for federal income tax purposes is $1,100,951,383.
----------------------------------------------------

                         TREASURY TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                October 31, 1997
                                  (Unaudited)

     MATURITY
      PERIOD            PAR          PERCENTAGE
    -----------     ------------     ----------
     1- 30 Days     $704,589,000        64.0%
    61- 90 Days       52,000,000         4.7
    91-120 Days      344,000,000        31.3

         Average Weighted Maturity--52 Days
----------------------------------------------------

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                          Year Ended October 31, 1997

                                                                                                         FEDERAL       TREASURY
                                                                                                          TRUST          TRUST
                                                                          FEDFUND         T-FUND          FUND           FUND
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        -----------    ------------    -----------    -----------
Investment Income:
  Interest income...................................................... $78,199,647    $114,686,734    $15,152,924    $64,505,254
                                                                        -----------    ------------    -----------    -----------
Expenses:
  Investment advisory fee..............................................  1,831,253        2,691,135       360,033      1,590,378
  Administration fee...................................................  1,831,253        2,691,135       360,033      1,590,378
  Trustees' fees and officer's salary..................................     24,581           39,508         5,698         21,337
  Transfer agent fee...................................................    112,270          128,647        32,654         91,875
  Custodian fee........................................................    226,180          319,182        68,694        212,465
  Shareholder computer access program..................................     20,149           25,996            --         18,090
  Legal and audit......................................................     51,977           77,727        10,075         44,668
  Registration fees and expenses.......................................     31,096           11,684        20,914         16,193
  Printing.............................................................     13,502           21,482         5,004         12,099
  Other................................................................     43,271           61,074        10,750         40,538
                                                                        -----------    ------------    -----------    -----------
                                                                         4,185,532        6,067,570       873,855      3,638,021
  Service Organization fees--Dollar Shares.............................    189,582        1,066,632        88,473        895,799
                                                                        -----------    ------------    -----------    -----------
                                                                         4,375,114        7,134,202       962,328      4,533,820
  Less fees waived..................................................... (1,339,520)      (1,881,908)     (313,930)    (1,175,729)
                                                                        -----------    ------------    -----------    -----------
    Total expenses.....................................................  3,035,594        5,252,294       648,398      3,358,091
                                                                        -----------    ------------    -----------    -----------
  Net investment income................................................ 75,164,053      109,434,440    14,504,526     61,147,163
Realized gain (loss) on investments:
  Net realized gain (loss) from security transactions..................    (23,331)           8,808        (8,037)        32,503
                                                                        -----------    ------------    -----------    -----------
  Net increase in net assets resulting from operations................. $75,140,722    $109,443,248    $14,496,489    $61,179,666
                                                                        ===========    ============    ===========    ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                             FEDFUND PORTFOLIO                         T-FUND PORTFOLIO
                                                    ------------------------------------     ------------------------------------
                                                       YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                    OCTOBER 31, 1997    OCTOBER 31, 1996     OCTOBER 31, 1997    OCTOBER 31, 1996
                                                    ----------------    ----------------     ----------------    ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income........................   $     75,164,053    $     75,881,590     $   109,434,440     $     80,881,458
    Net gain (loss) on investments...............            (23,331)            (14,773)              8,808              (63,912)
                                                    ----------------    ----------------     ----------------    ----------------
    Net increase in net assets resulting from
      operations.................................         75,140,722          75,866,817         109,443,248           80,817,546
                                                    ----------------    ----------------     ----------------    ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund Shares.............................        (71,336,960)        (70,341,167)                 --                   --
      FedFund Dollar Shares......................         (3,827,093)         (5,540,423)                 --                   --
      T-Fund Shares..............................                 --                  --         (87,961,168)         (71,094,135)
      T-Fund Dollar Shares.......................                 --                  --         (21,473,272)          (9,787,323)
    From net realized gains:
      T-Fund Shares..............................                 --                  --                  --              (30,186)
      T-Fund Dollar Shares.......................                 --                  --                  --               (2,768)
                                                    ----------------    ----------------     ----------------    ----------------
        Total distributions to shareholders......        (75,164,053)        (75,881,590)       (109,434,440)         (80,914,412)
                                                    ----------------    ----------------     ----------------    ----------------
  Capital share transactions:
    Sale of shares...............................     10,159,957,992      12,893,699,892      22,232,918,782       13,625,291,726
    Reinvestment of dividends....................         15,153,501          19,010,856          24,571,259           19,893,692
    Repurchase of shares.........................    (10,359,191,055)    (13,179,759,396)    (21,834,949,208)     (13,523,973,979)
    Capital issued in merger.....................                 --         197,987,140                  --          444,037,729
                                                    ----------------    ----------------     ----------------    ----------------
    Increase (decrease) in net assets derived
      from capital share transactions............       (184,079,562)        (69,061,508)        422,540,833          565,249,168
                                                    ----------------    ----------------     ----------------    ----------------
        Total increase (decrease) in net
          assets.................................       (184,102,893)        (69,076,281)        422,549,641          565,152,302
Net assets:
  Beginning of period............................      1,521,275,680       1,590,351,961       1,858,874,227        1,293,721,925
                                                    ----------------    ----------------     ----------------    ----------------
  End of period..................................   $  1,337,172,787    $  1,521,275,680     $ 2,281,423,868     $  1,858,874,227
                                                    ================    ================     ================    ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                               FEDERAL TRUST                            TREASURY TRUST
                                                               FUND PORTFOLIO                           FUND PORTFOLIO
                                                    ------------------------------------     ------------------------------------
                                                       YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                    OCTOBER 31, 1997    OCTOBER 31, 1996     OCTOBER 31, 1997    OCTOBER 31, 1996
                                                    ----------------    ----------------     ----------------    ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income........................   $    14,504,526     $    15,054,595      $    61,147,163     $    60,676,524
    Net gain (loss) on investments...............            (8,037)            (14,255)              32,503            (213,661)
                                                    ---------------     ---------------      ---------------     ---------------
    Net increase in net assets resulting from
      operations.................................        14,496,489          15,040,340           61,179,666          60,462,863
                                                    ---------------     ---------------      ---------------     ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust Shares.......................       (12,745,296)        (13,824,260)                  --                  --
      Federal Trust Dollar Shares................        (1,759,230)         (1,230,335)                  --                  --
      Treasury Trust Shares......................                --                  --          (43,994,646)        (48,204,888)
      Treasury Trust Dollar Shares...............                --                  --          (17,152,517)        (12,471,636)
                                                    ---------------     ---------------      ---------------     ---------------
        Total distributions to shareholders......       (14,504,526)        (15,054,595)         (61,147,163)        (60,676,524)
                                                    ---------------     ---------------      ---------------     ---------------
  Capital share transactions:
    Sale of shares...............................     1,113,408,997       1,759,666,416        8,110,835,799       7,377,831,706
    Reinvestment of dividends....................         1,777,322           3,353,428           20,130,709          19,149,426
    Repurchase of shares.........................    (1,147,812,970)     (1,728,498,456)      (8,204,831,424)     (7,529,986,362)
                                                    ---------------     ---------------      ---------------     ---------------
    Increase (decrease) in net assets derived
      from capital share transactions............       (32,626,651)         34,521,388          (73,864,916)       (133,005,230)
                                                    ---------------     ---------------      ---------------     ---------------
        Total increase (decrease) in net
          assets.................................       (32,634,688)         34,507,133          (73,832,413)       (133,218,891)
Net assets:
  Beginning of period............................       300,627,015         266,119,882        1,191,886,758       1,325,105,649
                                                    ---------------     ---------------      ---------------     ---------------
  End of period..................................   $   267,992,327     $   300,627,015      $ 1,118,054,345     $ 1,191,886,758
                                                    ===============     ===============      ===============     ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

[CAPTION]

                                                                                FEDFUND SHARES
                                                    ------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------
                                                       1997           1996           1995         1994           1993
                                                     --------       --------       --------     --------      --------
Net Asset Value, Beginning of Period................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations:
 Net Investment Income..............................      .0530         .0529         .0571         .0377         .0308
 Net Capital Gains..................................         --            --            --            --         .0001
                                                     ----------    ----------    ----------    ----------    ----------
   Total From Investment Operations.................      .0530         .0529         .0571         .0377         .0309
                                                     ----------    ----------    ----------    ----------    ----------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..............................     (.0530)       (.0529)       (.0571)       (.0377)       (.0308)
 Net Capital Gains..................................         --            --            --            --        (.0001)
                                                     ----------    ----------    ----------    ----------    ----------
   Total Distributions..............................     (.0530)       (.0529)       (.0571)       (.0377)       (.0309)
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period......................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                     ==========    ==========    ==========    ==========    ==========
Total Return........................................       5.43%         5.41%         5.86%         3.84%         3.12%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).................... $1,220,857    $1,407,529    $1,377,175    $1,557,562    $1,290,971
Ratio of Expenses to Average Daily Net Assets(1)....        .20%          .19%          .18%          .18%          .20%
Ratio of Net Investment Income to Average Daily Net
 Assets.............................................       5.30%         5.29%         5.71%         3.76%         3.08%

                                                                      FEDFUND DOLLAR SHARES
                                                    ----------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------
                                                       1997         1996        1995        1994        1993
                                                     --------     --------    --------    --------    --------
Net Asset Value, Beginning of Period................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                      --------    --------    --------    --------    --------
Income From Investment Operations:
 Net Investment Income..............................     .0505       .0504       .0546       .0352       .0283
 Net Capital Gains..................................        --          --          --          --       .0001
                                                      --------    --------    --------    --------    --------
   Total From Investment Operations.................     .0505       .0504       .0546       .0352       .0284
                                                      --------    --------    --------    --------    --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..............................    (.0505)     (.0504)     (.0546)     (.0352)     (.0283)
 Net Capital Gains..................................        --          --          --          --      (.0001)
                                                      --------    --------    --------    --------
   Total Distributions..............................    (.0505)     (.0505)     (.0546)     (.0352)     (.0284)
                                                      --------    --------    --------    --------    --------
Net Asset Value, End of Period......................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ========    ========    ========    ========    ========
Total Return........................................      5.18%       5.16%       5.61%       3.59%       2.87%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................  $116,316    $116,317    $213,177    $135,769    $169,877
Ratio of Expenses to Average Daily Net Assets(1)....       .45%        .44%        .43%        .43%        .45%
Ratio of Net Investment Income to Average Daily Net
 Assets.............................................      5.05%       5.04%       5.46%       3.51%       2.83%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .30%, .29%, .30% and .27%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for FedFund Shares, and .54%, .55%, .54%, .55% and .52%,
    respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for FedFund Dollar Shares.

                 See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                T-FUND SHARES
                                                      ------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                         1997          1996          1995          1994          1993
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period.................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations:
 Net Investment Income...............................      .0528         .0528         .0565         .0368         .0303
                                                      ----------    ----------    ----------    ----------    ----------
   Total From Investment Operations..................      .0528         .0528         .0565         .0368         .0303
                                                      ----------    ----------    ----------    ----------    ----------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............................     (.0528)       (.0528)       (.0565)       (.0368)       (.0303)
                                                      ----------    ----------    ----------    ----------    ----------
   Total Distributions...............................     (.0528)       (.0528)       (.0565)       (.0368)       (.0303)
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.......................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                      ==========    ==========    ==========    ==========    ==========
Total Return.........................................       5.41%         5.40%         5.80%         3.75%         3.07%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..................... $1,765,332    $1,507,603    $1,211,220    $1,012,977    $1,361,624
Ratio of Expenses to Average Daily Net Assets(1).....        .20%          .19%          .18%          .18%          .20%
Ratio of Net Investment Income to Average Daily Net
 Assets..............................................       5.28%         5.26%         5.66%         3.65%         3.03%

                                                                       T-FUND DOLLAR SHARES
                                                       -----------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------
                                                         1997        1996       1995       1994       1993
                                                       --------    --------    -------    -------    -------
Net Asset Value, Beginning of Period.................    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       --------    --------    -------    -------    -------
Income From Investment Operations:
 Net Investment Income...............................     .0503       .0503      .0540      .0343      .0278
                                                       --------    --------    -------    -------    -------
   Total From Investment Operations..................     .0503       .0503      .0540      .0343      .0278
                                                       --------    --------    -------    -------    -------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............................    (.0503)     (.0503)    (.0540)    (.0343)    (.0278)
                                                       --------    --------    -------    -------    -------
   Total Distributions...............................    (.0503)     (.0503)    (.0540)    (.0343)    (.0278)
                                                       --------    --------    -------    -------    -------
Net Asset Value, End of Period.......................    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ========    ========    =======    =======    =======
Total Return.........................................      5.16%       5.15%      5.55%      3.50%      2.82%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).....................  $516,092    $351,271    $82,502    $22,195    $13,328
Ratio of Expenses to Average Daily Net Assets(1).....       .45%        .44%       .43%       .43%       .45%
Ratio of Net Investment Income to Average Daily Net
 Assets..............................................      5.03%       5.01%      5.41%      3.40%      2.78%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for T-Fund Shares, and .54%, .55%, .54%, .54% and .53%,
    respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for T-Fund Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                            FEDERAL TRUST SHARES
                                                        ------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------
                                                          1997         1996         1995         1994         1993
                                                        --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period................... $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                        --------     --------     --------     --------     --------
Income From Investment Operations:
 Net Investment Income.................................    .0521        .0523        .0563        .0380        .0302
 Net Capital Gains.....................................       --           --           --           --        .0001
                                                        --------     --------     --------     --------     --------
   Total From Investment Operations....................    .0521        .0523        .0563        .0380        .0303
                                                        --------     --------     --------     --------     --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income.................................   (.0521)      (.0523)      (.0563)      (.0380)      (.0302)
 Net Capital Gains.....................................       --           --           --           --       (.0001)
                                                        --------     --------     --------     --------     --------
   Total Distributions.................................   (.0521)      (.0523)      (.0563)      (.0380)      (.0303)
                                                        --------     --------     --------     --------     --------
Net Asset Value, End of Period......................... $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                        ========     ========     ========     ========     ========
Total Return...........................................     5.33%        5.35%        5.77%        3.87%        3.06%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................... $229,292     $273,752     $237,718     $317,769     $257,125
Ratio of Expenses to Average Daily Net Assets(1).......      .20%         .19%         .18%         .18%         .18%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................     5.21%        5.22%        5.61%        3.85%        3.02%

                                                                        FEDERAL TRUST DOLLAR SHARES
                                                          ------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------
                                                           1997       1996        1995        1994        1993
                                                          -------    -------     -------     -------     -------
Net Asset Value, Beginning of Period...................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                          -------    -------     -------      ------      ------
Income From Investment Operations:
 Net Investment Income.................................     .0496      .0498       .0538       .0355       .0277
 Net Capital Gains.....................................        --         --          --          --       .0001
                                                          -------    -------     -------      ------      ------
   Total From Investment Operations....................     .0496      .0498       .0538       .0355       .0278
                                                          -------    -------     -------      ------      ------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income.................................    (.0496)    (.0498)     (.0538)     (.0355)     (.0277)
 Net Capital Gains.....................................        --         --          --          --      (.0001)
                                                          -------    -------     -------      ------      ------
   Total Distributions.................................    (.0496)    (.0498)     (.0538)     (.0355)     (.0278)
                                                          -------    -------     -------      ------      ------
Net Asset Value, End of Period.........................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                          =======    =======     =======      ======      ======
Total Return...........................................      5.08%      5.10%       5.52%       3.62%       2.81%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......................   $38,700    $26,875     $28,402     $ 8,278     $ 1,025
Ratio of Expenses to Average Daily Net Assets(1).......       .45%       .44%        .43%        .43%        .43%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................      4.96%      4.97%       5.36%       3.60%       2.77%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .31%, .31%, .32%, .31% and .29%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Federal Trust Shares, and .56%, .56%, .57%, .56% and .54%,
    respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Federal Trust Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                            TREASURY TRUST SHARES
                                                       --------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------
                                                          1997        1996         1995          1994          1993
                                                        --------    --------    ----------    ----------    ----------
Net Asset Value, Beginning of Period...................   $ 1.00      $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                        --------    --------    ----------    ----------    ----------
Income From Investment Operations:
 Net Investment Income.................................    .0504       .0508         .0545         .0359         .0292
                                                        --------    --------    ----------    ----------    ----------
   Total From Investment Operations....................    .0504       .0508         .0545         .0359         .0292
                                                        --------    --------    ----------    ----------    ----------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income.................................   (.0504)     (.0508)       (.0545)       (.0359)       (.0292)
                                                        --------    --------    ----------    ----------    ----------
   Total Distributions.................................   (.0504)     (.0508)       (.0545)       (.0359)       (.0292)
                                                        --------    --------    ----------    ----------    ----------
Net Asset Value, End of Period.........................   $ 1.00      $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                        ========    ========    ==========    ==========    ==========
Total Return...........................................     5.16%       5.20%         5.59%         3.65%         2.96%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................... $786,556    $897,659    $1,101,834    $1,016,635    $1,188,412
Ratio of Expenses to Average Daily Net Assets(1).......      .20%        .19%          .18%          .18%          .18%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................     5.04%       5.08%         5.45%         3.57%         2.92%

                                                                      TREASURY TRUST DOLLAR SHARES
                                                         --------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                           1997        1996        1995        1994        1993
                                                         --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period...................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                         --------    --------    --------    --------    --------
Income From Investment Operations:
 Net Investment Income.................................     .0479       .0483       .0520       .0334       .0267
                                                         --------    --------    --------    --------    --------
   Total From Investment Operations....................     .0479       .0483       .0520       .0334       .0267
                                                         --------    --------    --------    --------    --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income.................................    (.0479 )    (.0483)     (.0520)     (.0334)     (.0267)
                                                         --------    --------    --------    --------    --------
   Total Distributions.................................    (.0479)     (.0483)     (.0520)     (.0334)     (.0267)
                                                         --------    --------    --------    --------    --------
Net Asset Value, End of Period.........................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                         ========    ========    ========    ========    ========
Total Return...........................................      4.91%       4.95%       5.34%       3.40%       2.71%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......................  $331,498    $294,228    $223,272    $181,934    $258,206
Ratio of Expenses to Average Daily Net Assets(1).......       .45%        .44%        .43%        .43%        .43%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................      4.79%       4.83%       5.20%       3.32%       2.67%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30%, .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Treasury Trust Shares, and .55%, .55%, .54%, .54% and .53%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Treasury Trust Dollar Shares.

                  See accompany notes to financial statements.

                         Notes to Financial Statements

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of four separate portfolios, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

  The FedFund portfolio has two classes of shares, FedFund Shares and FedFund Dollar Shares. The T-Fund portfolio has three classes of shares, T-Fund Shares, T-Fund Dollar Shares, and T-Fund Plus Shares. Federal Trust Fund portfolio has two classes of shares, Federal Trust Shares and Federal Trust Dollar Shares. Treasury Trust Fund portfolio also has two classes of shares, Treasury Trust Shares and Treasury Trust Dollar Shares. Each portfolio's classes of shares are identical in all respects, except that Dollar Shares and Plus Shares are sold to institutions and broker-dealers (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares or Plus Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares or Plus Shares. The T-Fund Plus Shares also bear distribution fees of 0.15% (on an annualized basis) of their average daily net asset value payable to the Company's distributor, Provident Distributors, Inc.
(PDI), for distribution and sales support services. No T-Fund Plus Shares have been sold as of October 31, 1997.

B. Significant accounting policies are as follows:

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  PDI serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services, except that the T-fund Plus Shares pay PDI a distribution fee of 0.15% of their average net assets per annum for distribution and sales support services.

  The Company has entered into an Administration Agreement with PFPC and PDI (the Administrators) for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of each portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The Administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of each portfolio do not exceed .20% of their respective average net assets. For the year ended October 31, 1997, the Administrators and PIMC waived, on an equal basis, a total of $1,339,520 of the administration and advisory fees payable to them with respect to FedFund, $1,881,908 with respect to T-Fund, $313,930 with respect to Federal Trust Fund and $1,175,729 with respect to Treasury Trust Fund.

  Service Organization fees of $958,958 were paid to affiliates of PNC Bank for the year ended October 31, 1997.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

    Transactions in shares of the Company are summarized as follows:

                                                                               FEDFUND PORTFOLIO
                                                                     -------------------------------------
                                                                        YEAR ENDED           YEAR ENDED
                                                                     OCTOBER 31, 1997     OCTOBER 31, 1996
                                                                     ----------------     ----------------
Shares sold:
    FedFund.......................................................      7,982,671,603        9,628,571,506
    FedFund Dollar................................................      2,177,286,389        3,265,128,386
Shares issued in reinvestment of dividends:
    FedFund.......................................................         11,985,551           14,249,401
    FedFund Dollar................................................          3,167,950            4,761,455
Shares repurchased:
    FedFund.......................................................     (8,181,306,912)      (9,810,439,998)
    FedFund Dollar................................................     (2,177,884,143)      (3,369,319,398)
Shares issued from merger:
    FedFund.......................................................                 --          198,044,619
                                                                      ---------------      ---------------
       Net decrease in shares.....................................       (184,079,562)         (69,004,029)
                                                                      ===============      ===============

                                                                                T-FUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1997    OCTOBER 31, 1996
                                                                      ----------------    ----------------
Shares sold:
    T-Fund.........................................................     18,993,277,228      12,513,467,305
    T-Fund Dollar..................................................      3,239,641,554       1,111,824,421
Shares issued in reinvestment of dividends:
    T-Fund.........................................................         21,093,890          19,221,200
    T-Fund Dollar..................................................          3,477,369             672,492
Shares repurchased:
    T-Fund.........................................................    (18,756,649,706)    (12,629,448,435)
    T-Fund Dollar..................................................     (3,078,299,502)       (894,525,544)
Shares issued from merger:
    T-Fund.........................................................                 --         393,229,363
    T-Fund Dollar..................................................                 --          50,811,711
                                                                       ---------------     ---------------
       Net increase in shares......................................        422,540,833         565,252,513
                                                                       ===============     ===============

                                                                           FEDERAL TRUST FUND PORTFOLIO
                                                                       -------------------------------------
                                                                          YEAR ENDED           YEAR ENDED
                                                                       OCTOBER 31, 1997     OCTOBER 31, 1996
                                                                       ----------------     ----------------
Shares sold:
    Federal Trust...................................................       883,098,652        1,615,471,302
    Federal Trust Dollar............................................       230,310,345          144,195,114
Shares issued in reinvestment of dividends:
    Federal Trust...................................................         1,604,400            3,217,621
    Federal Trust Dollar............................................           172,922              135,807
Shares repurchased:
    Federal Trust...................................................      (929,156,412)      (1,582,641,507)
    Federal Trust Dollar............................................      (218,656,558)        (145,856,949)
                                                                        --------------       --------------
       Net increase (decrease) in shares............................       (32,626,651)          34,521,388
                                                                        ==============       ==============

                                                                           TREASURY TRUST FUND PORTFOLIO
                                                                       -------------------------------------
                                                                          YEAR ENDED           YEAR ENDED
                                                                       OCTOBER 31, 1997     OCTOBER 31, 1996
                                                                       ----------------     ----------------
Shares sold:
    Treasury Trust..................................................     6,033,944,270        6,593,661,701
    Treasury Trust Dollar...........................................     2,076,891,529          784,170,005
Shares issued in reinvestment of dividends:
    Treasury Trust..................................................         8,360,341            9,135,502
    Treasury Trust Dollar...........................................        11,770,368           10,013,924
Shares repurchased:
    Treasury Trust..................................................    (6,153,431,801)      (6,806,800,550)
    Treasury Trust Dollar...........................................    (2,051,399,623)        (723,185,812)
                                                                        --------------       --------------
       Net decrease in shares.......................................       (73,864,916)        (133,005,230)
                                                                        ==============       ==============

     On October 31, 1997, one shareholder held approximately 23% of the outstanding shares of T-Fund, two shareholders held approximately 53% of the outstanding shares of Federal Trust Fund and one shareholder held approximately 14% of the outstanding shares of Treasury Trust Fund.

                   Notes to Financial Statements (Concluded)

E. At October 31, 1997, net assets consisted of:

                                                                                FEDERAL          TREASURY
                                                                                 TRUST            TRUST
                                             FEDFUND            T-FUND            FUND             FUND
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          --------------    --------------    ------------    --------------
Paid-in capital........................   $1,337,477,960    $2,281,489,354    $268,203,531    $1,118,296,415
Accumulated net realized loss on
  security transactions................         (305,173)          (65,486)       (211,204)         (242,070)
                                          --------------    --------------    ------------    --------------
                                          $1,337,172,787    $2,281,423,868    $267,992,327    $1,118,054,345
                                          ==============    ==============    ============    ==============

F. At October 31, 1997, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund had capital loss carryovers amounting to $305,173, $52,014, $211,204 and $235,332, respectively, expiring at various times from 2001 to 2005. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Trust for Federal Securities:

     We have audited the accompanying statements of net assets of Trust for Federal Securities (the "Company"), comprising, respectively, the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund Portfolios, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997 by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Trust for Federal Securities as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 9, 1997

       Board of Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
       Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-T-003

                                                        FEDFUND
                                                        T-FUND
                                                  FEDERAL TRUST FUND
                                                  TREASURY TRUST FUND

                                                 Investment Portfolios
                                                      Offered by
                                             Trust for Federal Securities

                                          [PROVIDENT INSTITUTIONAL FUNDS LOGO]

                                                     Annual Report
                                                    to Shareholders
                                                   October 31, 1997